11. Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	$ 19,285	$ 20,720
Trade Payables
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	4,732	9,730
Sundry Payables and Accrued Expenses
DisclosureOfPayablesLineItems [Line Items]
Trade and other payables	$ 14,553	$ 10,990